AUDITORS' REMUNERATION (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Audit and assurance services
Total remuneration in respect of audit services	$ 288,200	$ 437,493	$ 340,428
Pricewaterhouse Coopers
Audit and assurance services
Audit(1)	$ 288,200	325,972	334,560
Audit related		107,451
Other audit firms
Audit and assurance services
Audit(1)		$ 4,070	$ 5,868